Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Financing Receivable, Allowance for Credit Losses [Line Items]
Accrued interest receivable	¥ 12,266	¥ 11,448